Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2018	Feb. 07, 2013 Subsequent Event	Mar. 08, 2013 Stock Split	Dec. 31, 2012 Libor Rate	Dec. 31, 2012 Libor Rate Senior Secured Term Loan Facility, due 2018	Feb. 07, 2013 Libor Rate Subsequent Event	Feb. 07, 2013 Libor Rate Subsequent Event Minimum Senior Secured Term Loan Facility, due 2016	Feb. 07, 2013 Libor Rate Subsequent Event Minimum Senior Secured Term Loan Facility, due 2018	Feb. 07, 2013 Libor Rate Subsequent Event Maximum Senior Secured Term Loan Facility, due 2016	Feb. 07, 2013 Libor Rate Subsequent Event Maximum Senior Secured Term Loan Facility, due 2018	Dec. 31, 2012 Base Rate	Dec. 31, 2012 Base Rate Senior Secured Term Loan Facility, due 2018	Feb. 07, 2013 Base Rate Subsequent Event	Feb. 07, 2013 Base Rate Subsequent Event Minimum Senior Secured Term Loan Facility, due 2016	Feb. 07, 2013 Base Rate Subsequent Event Minimum Senior Secured Term Loan Facility, due 2018	Feb. 07, 2013 Base Rate Subsequent Event Maximum Senior Secured Term Loan Facility, due 2016	Feb. 07, 2013 Base Rate Subsequent Event Maximum Senior Secured Term Loan Facility, due 2018
Subsequent Event [Line Items]
Interest rate margins for Senior Secured Loans, Variable rate basis spread				1.25%				0.25%	2.50%	2.75%	3.00%	3.25%	3.25%		0.25%	1.50%	1.75%	2.00%	2.25%
Additional reduction in interest rate of existing term loan				0.50%
Total leverage ratio				Less than or equal to 4.75:1.00
Refinancing expense for soft call premium		$ 52,804,000		$ 24,000,000
Amendment fees and expenses				$ 5,000,000
Maturity date of term loan				Extend the maturity of all or a portion of the term loans due July 2016 to June 2018
Senior secured credit facility interest rate description				(i) reduce the applicable margins of each of the existing term loan tranches by 1.25% and lower the LIBOR and base rate floors of each of the existing term loan tranches by 0.25%; (ii) extend the maturity of all or a portion of the term loans due July 2016 to June 2018; and (iii) add a further step down to the applicable margins of each of the existing term loan tranches by 0.50% conditioned upon completion by the Company of an initial public offering and the Company attaining and maintaining a total leverage ratio less than or equal to 4.75:1.00.
Interest rate floors						1.25%	1.25%	1.00%					2.25%	2.25%	2.00%
Soft call option	1.00%		1.00%	1.00%
Reverse stock split					1-for-8